Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 6,968	$ 1,010	¥ 9,876	¥ 22,384
Numerator
Numerator for diluted EPS calculation		6,968	1,010	9,876	22,384
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 5,590	$ 810	¥ 7,871	¥ 17,683
Denominator
Denominator used for basic EPS	[1]	2,232	2,232	2,198	2,158
Earnings per share - basic | (per share)	[1]	¥ 2.5	$ 0.36	¥ 3.58	¥ 8.19
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 5,604	$ 812	¥ 7,910	¥ 17,723
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		1,364	198	1,966	4,661
Numerator for diluted EPS calculation		¥ 6,968	$ 1,010	¥ 9,876	¥ 22,384
Denominator
Weighted average ordinary shares outstanding	[1]	2,232	2,232	2,198	2,158
Conversion of Class B to Class A ordinary shares	[1]	550	550	560	574
Share-based awards	[1]	27	27	56	24
Denominator used for diluted EPS	[1]	2,809	2,809	2,814	2,756
Earnings per share - diluted | (per share)	[1]	¥ 2.48	$ 0.36	¥ 3.51	¥ 8.12
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	[1]	279	279	275	270
Earnings per share - basic | (per share)	[1]	¥ 20.02	$ 2.9	¥ 28.64	¥ 65.54
Denominator
Weighted average ordinary shares outstanding	[1]	279	279	275	270
Denominator used for diluted EPS	[1]	351	351	352	344
Earnings per share - diluted | (per share)	[1]	¥ 19.85	$ 2.88	¥ 28.07	¥ 64.98
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 1,378	$ 200	¥ 2,005	¥ 4,701
Denominator
Denominator used for basic EPS	[1]	550	550	560	574
Earnings per share - basic | (per share)	[1]	¥ 2.5	$ 0.36	¥ 3.58	¥ 8.19
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 1,364	$ 198	¥ 1,966	¥ 4,661
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		0	0	0	0
Numerator for diluted EPS calculation		¥ 1,364	$ 198	¥ 1,966	¥ 4,661
Denominator
Weighted average ordinary shares outstanding	[1]	550	550	560	574
Conversion of Class B to Class A ordinary shares	[1]	0	0	0	0
Share-based awards	[1]	0	0	0	0
Denominator used for diluted EPS	[1]	550	550	560	574
Earnings per share - diluted | (per share)	[1]	¥ 2.48	$ 0.36	¥ 3.51	¥ 8.12

[1]	Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the year ended December 31, 2020 had been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.